Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of ordinary shares and convertible preferred shares and development of outstanding shares
The ordinary shares and convertible preferred shares are classified as equity.

	Year ended December 31
Number of shares	2024	2023
Ordinary shares issued (€0.15 par value per share)	162,521,524	138,912,142
Convertible preferred shares registered	—	—
TOTAL SHARES ISSUED	162,521,524	138,912,142
Less Treasury shares	(124,322)	(124,322)
OUTSTANDING SHARES	162,397,202	138,787,820
The following table shows the development of the number of outstanding shares:

	Year ended December 31
Number of shares	2024	2023
OUTSTANDING AS AT JANUARY 1	138,787,820	138,243,160
Share-based compensation exercises	609,382	544,660
Capital Increase	23,000,000	—
OUTSTANDING AT YEAR END	162,397,202	138,787,820

Schedule of other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2024	52,820	(1,871)	(645)	24,301	(9,517)	65,088
Currency translation differences	—	(1,329)	—	—	—	(1,329)
Defined benefit plan actuarial losses	—	49	—	—	—	49
Share-based compensation expense	—	—	—	9,395	—	9,395
BALANCE AS AT DECEMBER 31, 2024	52,820	(3,151)	(645)	33,696	(9,517)	73,203

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2023	52,820	(5,041)	(645)	17,636	(9,517)	55,252
Currency translation differences	—	3,300	—	—	—	3,300
Defined benefit plan actuarial gains	—	(130)	—	—	—	(130)
Share-based compensation expense	—	—	—	6,666	—	6,666
BALANCE AS AT DECEMBER 31, 2023	52,820	(1,871)	(645)	24,301	(9,517)	65,088